SUBSEQUENT EVENTS	12 Months Ended
Dec. 31, 2023
SUBSEQUENT EVENTS

NOTE 24 - SUBSEQUENT EVENTS:

Since the reporting date the following significant events have occurred:

1.	The financial statements were authorized for issuance on April 19, 2024, except for Note 24.12 which was authorized on August 12, 2024.

2.	On January 12, 2024 the Company announced that it entered into a $5 million contract with R&I Trading of New York. This project, spearheaded by the SMX team, will deploy SMX’s technology to enhance supply chain transparency with respect to a NATO government member state and with the expectation of expanding to further NATO government member states.

3.	In January 2024, pursuant to the inducement letter described in note 14(3), the holders of the new 909,090 warrants exercised 454,544 warrants for an aggregate of 454,544 Ordinary Shares.

4.	In February 2024, the Company entered into a Letter Agreement with Yorkville dated February 1, 2024 (the “Letter Agreement”), which amends the SEPA. Pursuant to the Letter Agreement, the Company agreed to make payments to Yorkville, which may include proceeds of Advances under the SEPA, to repay the amounts outstanding under the Pre-Paid Advance plus payment premium. The Company agreed to pay a fee to Yorkville equal to $200.

The Company further agreed to issue to Yorkville a 5-year warrant to purchase 250,000 ordinary shares of the Company at an exercise price of $0.0022 per share.

5.	On February 20, 2024, the Company closed an underwritten public offering of 12,124,666 Ordinary Shares at a subscription price per share of $0.24 and Pre-Funded Warrants convertible on a 1-for-1 basis into Ordinary Shares, at a price per Pre-Funded Warrant of $0.2378. The gross proceeds was approximately $2.9 million, prior to deducting underwriting discounts and commissions and offering expenses payable by the Company. The net proceeds to the Company upon the closing of the offering, after deducting the underwriting commissions and estimated offering expenses payable by the Company, were approximately $2.66 million.

6.	On February 28, 2024, in connection with a private placement binding term sheet, the Company issued (i) a convertible security to an investor relating to a loan in the principal amount of $407 and (ii) 100,000 warrants to the investor. The warrants have an exercise price of $0.5 per share. The net proceeds to the Company upon the closing of the private placement was $350.

7.	On February 29, 2024, the Company’s Board of Directors approved a grant of 1,500,000 RSUs to an officer, directors and service providers under the 2022 Incentive Equity Plan. As of the date of these Financial Statements 166,667 of the RSUs are vested.

8.	On March 4, 2024, the Company’s Board of Directors approved the issuance of 100,000 ordinary shares to a service provider in connection with certain investor relations services.

9.	On April 11, 2024 the Company entered into a Securities Purchase Agreement and issued and sold to an institutional investor a promissory note and warrants, for gross proceeds of approximately US$2.0 million, before deducting fees and other offering expenses payable by the Company. The Note is in the principal amount of $2,250. The actual amount loaned by the Investor pursuant to the Note is approximately $2.0 million after a 10% original issue discount. The maturity date of the Note is the 12-month anniversary of the Effective Date, and is the date upon which the Principal Amount, as well as any accrued and unpaid interest and other fees, shall be due and payable. Interest accrues in the amount of 12% per year. In addition, the Warrant, for 5 years period and for 11,825,508 Ordinary Shares, has an exercise price of $0.157 per share, subject to customary adjustments and limitation as described in the agreement. Furthermore, as a further inducement of the Company for the Investor to enter into the transaction, the Company entered into a Warrant Amendment and Inducement Letter with the Investor, with respect to its outstanding “B” warrants of the Company (the “Existing Warrant”) to purchase 2,619,367 Ordinary Shares. The Existing Warrant was issued to the Investor as of September 6, 2023 and had a fixed exercise price of $1.6378 per share. Pursuant to the Inducement Letter, the Investor agreed to exercise for cash the Existing Warrant in full at a reduced exercise price of $0.0022 per share, or approximately $6, see also note 8(c).

10.

On April 19, 2024, the Company entered into a Stock Purchase Agreement (the “SPA”) with an institutional investor, pursuant to which the investor has committed to purchase from time to time from the Company, up to $30,000 of the Company’s ordinary shares, subject to the terms and conditions specified in the SPA. Subject to the terms and conditions of the SPA, the Company has the right from time to time at its discretion, any time after the three month anniversary of the shares underlying the SPA being registered for resale pursuant to the Registration Rights Agreement referred to below, to direct Alpha to purchase a specified amount of the Company’s ordinary shares (each such sale, a “Put”) by delivering written notice to Alpha (each, a “Put Notice”). There is a $20 mandatory minimum amount for any Put and it may not exceed $500 in any consecutive 30-day period, subject to a volume threshold equal to the quotient of (a) the number of ordinary shares requested by the Company in a Put Notice divided by (b) 0.30. The ordinary shares will be purchased at a price equal to: (a) 95% of the lowest daily traded price of the Company’s ordinary shares during the five trading day valuation period (provided that it shall not be less than a Company-specified minimum acceptable price) (“Market Price”), if the market price of the ordinary shares is over $1.00; (b) 90% of the Market Price, if the market price of the ordinary shares is between $0.80 and $1.00: (c) 85% of the Market Price, if the market price of the ordinary shares is between $0.60 and $0.80; (d) 80% of the Market Price, if the market price of the ordinary shares is between $0.40 and $0.60; (e) 75% of the Market Price, if the market price of the ordinary shares is between $0.20 and $0.40; and (f) 50% of the Market Price, if the market price of the ordinary shares is below $0.20. The SPA contains restrictions on the Company’s ability to enter into any Variable Rate Transaction (as defined in the SPA), as described in the SPA.

The obligations of the investor to accept any Put pursuant to a Put Notice is subject to customary conditions, including that it is not required to purchase any ordinary shares pursuant to a Put if it would result in it beneficially owning in excess of 4.99% of the Company’s ordinary shares, and that the ordinary shares subject to the Put be registered for resale. The Company agreed to pay a commitment fee to the investor equal to 1.5% of the commitment amount, payable in shares, or 2,725,621 ordinary shares (the “Commitment Shares”) and which are subject to a three month lock-up.

The SPA will automatically terminate on the earliest to occur of (a) the first day of the month next following the 36-month anniversary of the date of the SPA or (ii) the date on which the investor shall have made payment of Puts pursuant to the SPA for ordinary shares equal to $30,000. The Company has the right to terminate the SPA at no cost or penalty upon five (5) trading days’ prior written notice to the investor, provided that there are no outstanding Put Notices for which ordinary shares need to be issued and the Company has paid all amounts owed to the investor pursuant to the SPA and any indebtedness the Company otherwise owes to the investor or its affiliates. The Company and the investor may also agree to terminate the SPA by mutual written consent.

11.	As of the date of publication of these financial statements, the Company’s institutional investor has converted all of the principal of the convertible promissory note into an aggregate of 2,619,377 Ordinary Shares and exercised the Warrant A and Warrant B for 3,789,264 and 2,619,367 Ordinary Shares, respectively, see also note 8(c).

12.	On July 11, the Company gave public notice of a reverse stock split (the “Post-reverse stock split”) which was approved by the Company’s shareholders and the Board of Directors’ on June 11, 2024. According to the Post-reverse stock split all shares (issued and unissued) be consolidated on the basis that every 75 shares of par value US$0.0022 each will be consolidated into 1 share of par value US$0.165. The Post-reverse stock split and the amendments to the Company’s authorized share capital entered into effect on July 15, 2024. The number of shares used to calculate basic and diluted per- share amounts have been retroactively adjusted to reflect the Post-reverse stock split (see also Note 18)